Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
22.	Subsequent events
On
February 7, 2018,
the Company granted to employees, officers and directors, pursuant to its stock option plan,
300,000
stock options at exercise price of
$1.11
per share expiring on
February 7, 2021.